Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	NexPoint Funds II
Entity Central Index Key	0000891079
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000004396
Shareholder Report [Line Items]
Fund Name	NexPoint Climate Tech Fund
Class Name	Class A
Trading Symbol	HSZAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class A of the NexPoint Climate Tech Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nexpoint.com/funds/climate-tech-fund/. You can also request this information by contacting us at 1-877-665-1287.
Additional Information Phone Number	1-877-665-1287
Additional Information Website	https://www.nexpoint.com/funds/climate-tech-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Climate Tech Fund, Class A	$82	1.73%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.73%
AssetsNet	$ 5,274,000
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	26.00%
Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Exchange Traded Funds	-3.0%
Warrants	0.0%
Rights	0.1%
Convertible Bonds	0.7%
Repurchase Agreements	1.3%
Cash Equivalents	1.7%
Master Limited Partnerships	3.6%
Preferred Stock	5.6%
Corporate Obligations	7.1%
Common Stock	60.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Atlantica Sustainable Infrastructure PLC	7.1%
RWE	7.0%
Clearway Energy, Inc., Cl C	6.9%
NextEra Energy, Inc., 6.93%	5.6%
Teck Resources, Ltd., Cl B	5.2%
Brookfield Renewable Partners L.P.	4.0%
Ecovyst, Inc.	3.9%
MP Materials Corp.	3.7%
Energy Transfer L.P.	3.6%
Darling Ingredients, Inc.	3.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Updated Prospectus Phone Number	1-877-665-1287
Updated Prospectus Web Address	https://www.nexpoint.com/funds/climate-tech-fund/
C000004398
Shareholder Report [Line Items]
Fund Name	NexPoint Climate Tech Fund
Class Name	Class C
Trading Symbol	HSZCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class C of the NexPoint Climate Tech Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nexpoint.com/funds/climate-tech-fund/. You can also request this information by contacting us at 1-877-665-1287.
Additional Information Phone Number	1-877-665-1287
Additional Information Website	https://www.nexpoint.com/funds/climate-tech-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Climate Tech Fund, Class C	$117	2.47%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	2.47%
AssetsNet	$ 5,274,000
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	26.00%
Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Exchange Traded Funds	-3.0%
Warrants	0.0%
Rights	0.1%
Convertible Bonds	0.7%
Repurchase Agreements	1.3%
Cash Equivalents	1.7%
Master Limited Partnerships	3.6%
Preferred Stock	5.6%
Corporate Obligations	7.1%
Common Stock	60.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Atlantica Sustainable Infrastructure PLC	7.1%
RWE	7.0%
Clearway Energy, Inc., Cl C	6.9%
NextEra Energy, Inc., 6.93%	5.6%
Teck Resources, Ltd., Cl B	5.2%
Brookfield Renewable Partners L.P.	4.0%
Ecovyst, Inc.	3.9%
MP Materials Corp.	3.7%
Energy Transfer L.P.	3.6%
Darling Ingredients, Inc.	3.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Updated Prospectus Phone Number	1-877-665-1287
Updated Prospectus Web Address	https://www.nexpoint.com/funds/climate-tech-fund/
C000004399
Shareholder Report [Line Items]
Fund Name	NexPoint Climate Tech Fund
Class Name	Class Y
Trading Symbol	HSZYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y of the NexPoint Climate Tech Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nexpoint.com/funds/climate-tech-fund/. You can also request this information by contacting us at 1-877-665-1287.
Additional Information Phone Number	1-877-665-1287
Additional Information Website	https://www.nexpoint.com/funds/climate-tech-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Climate Tech Fund, Class Y	$70	1.48%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.48%
AssetsNet	$ 5,274,000
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	26.00%
Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Exchange Traded Funds	-3.0%
Warrants	0.0%
Rights	0.1%
Convertible Bonds	0.7%
Repurchase Agreements	1.3%
Cash Equivalents	1.7%
Master Limited Partnerships	3.6%
Preferred Stock	5.6%
Corporate Obligations	7.1%
Common Stock	60.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Atlantica Sustainable Infrastructure PLC	7.1%
RWE	7.0%
Clearway Energy, Inc., Cl C	6.9%
NextEra Energy, Inc., 6.93%	5.6%
Teck Resources, Ltd., Cl B	5.2%
Brookfield Renewable Partners L.P.	4.0%
Ecovyst, Inc.	3.9%
MP Materials Corp.	3.7%
Energy Transfer L.P.	3.6%
Darling Ingredients, Inc.	3.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Updated Prospectus Phone Number	1-877-665-1287
Updated Prospectus Web Address	https://www.nexpoint.com/funds/climate-tech-fund/